Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
3.
Leases
During the three months ended March 31, 2021 and 2020, we had operating lease costs of $72,471 and $80,402, respectively, and variable lease costs of $15,244 and $17,444, respectively. These operating lease costs are recorded in Direct advertising expenses (exclusive of depreciation and amortization). For the three months ended March 31, 2021 and 2020, we recorded a gain of $6 and loss of $51, respectively, in Gain on disposition of assets related to the amendment and termination of lease agreements. Cash payments of $102,082 and $103,063 were made reducing our operating lease liabilities for the three months ended March 31, 2021 and 2020, respectively, and are included in cash flows provided by operating activities in the Condensed Consolidated Statements of Cash Flows.
We elected the short-term lease exemption which applies to certain of our vehicle agreements. This election allows the Company to not recognize lease right of use assets (ROU assets) or lease liabilities for agreements with a term of twelve months or less. We recorded $1,380 and $1,258 in Direct advertising expenses (exclusive of depreciation and amortization) for these agreements during the three months ended March 31, 2021 and 2020, respectively.
Our operating leases have a weighted-average remaining lease term of 12.1 years. The weighted-average discount rate of our operating leases is 4.7%. Also, during the periods ended March 31, 2021 and 2020, we obtained $3,767 and $5,082, respectively, of leased assets in exchange for new operating lease liabilities, which includes liabilities obtained through acquisitions.
The following is a summary of the maturities of our operating lease liabilities as of March 31, 2021:

2021	$137,770
2022	182,324
2023	161,572
2024	145,168
2025	121,956
Thereafter	762,445

Total undiscounted operating lease payments	1,511,235
Less: Imputed interest	(364,257)

Total operating lease liabilities	$1,146,978

During the three months ended March 31, 2021, $713 of amortization expense and $150 of interest expense relating to our financing lease liabilities were recorded in Depreciation and amortization and Interest expense, respectively, in the Condensed Consolidated Statements of Income and Comprehensive Income. Cash payments of $483 were made reducing our financing lease liabilities for the three months ended March 31, 2021 and are included in cash flows (used in) provided by financing activities in the Condensed Consolidated Statements of Cash Flows. We had no expenses relating to the financing lease liabilities for the three months ended March 31, 2020. Our financing leases have a weighted-average remaining lease term of 6.7 years and a weighted-average discount rate of 3.1%.

(7) Leases
On January 1, 2019 the Company adopted ASC 842,
Leases
, using a modified retrospective transition with January 1, 2019 as the effective date of our initial application. We also elected the package of practical expedients, which permitted us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We also elected the practical expedient pertaining to land easements, which allows the Company not to reassess its accounting treatment for our previously existing land easements as to whether they qualify as a lease under ASC 842.
The Company is party to various operatin
g
 leases for production facilities, vehicles and sites upon which advertising structures are built, including our billboard land leases, leases of logo structures and leases of transit advertising space. The leases expire at various dates, have varying options to renew and cancel, and may contain escalation provisions. We expense our non-variable
lease payments ratably over the lease term. Also, certain of our leases contain variable lease payments based on percentage of revenue or consumer price index or other inflation-based indices. The variable lease costs are expensed in the period incurred. Due to our election not to reassess conclusions about lease identification, as noted above, our transit agreements were accounted for as leases on January 1, 2019. As we enter into new or renew current transit agreements, those agreements will not likely meet the criteria of a lease under ASC 842, therefore they will no longer be accounted for as a lease.
Financing lease right of use assets are amortized over the life of the lease which is recorded in depreciation and amortization on the consolidated statements of income and comprehensive income. Interest related to financing lease liabilities is recorded in interest expense on the consolidated statements of income and comprehensive income.
The key estimates for our leases include (1) the discount rate used to discount the unpaid lease payment to present value and (2) lease term. Our leases generally do not include a readily determinable implicit rate, therefore, using a portfolio approach, we determine our collateralized incremental borrowing rate to discount the lease payment based on the information available at lease commencement. Our lease terms include the noncancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend the lease controlled by the lessor. The Company has determined we are not reasonably certain to exercise renewals or termination options, and as a result we use the lease’s initial stated term as the lease term for our lease population.
During the year ended December 31, 2020, we had base operating lease costs of $298,135 and variable operating lease costs of $69,242, for a total operating lease cost of $367,377. During the year ended December 31, 2019, we had base operating lease costs of $312,883 and variable operating lease costs of $76,492, for a total operating lease cost of $389,375. During the year ended December 31, 2018, we had total operating lease costs of $381,890. Our operating lease costs are recorded in direct advertising expenses (exclusive of depreciation and amortization). Also, for the years ended December 31, 2020 and 2019, we recorded a gain of $451 and $4,061, respectively, in (gain) loss of disposition of assets related to the amendment and termination of lease agreements. Cash payments of $286,575 and $316,527 were made reducing our operating lease liabilities for the years ended December 31, 2020 and 2019, respectively, and are included in cash flows provided by operating activities in the Consolidated Statements of Cash Flows.
We elected the short-term lease exemption which applies to certain of our vehicle agreements. This election allows the Company to not recognize lease right of use assets or lease liabilities for agreements with a term of twelve months or less. We recorded $4,953 and $4,691 in direct advertising expenses (exclusive of depreciation and amortization) for these agreements during the years ended December 31, 2020 and 2019, respectively.

Our operating leases have a weighted-average remaining lease term of 11.8 years. The weighted-average discount rate of our operating leases is 4.7%. During the year ended December 31, 2020, we obtained $25,264 of leased assets in exchange for new operating lease liabilities, which includes liabilities obtained through acquisitions. Lease terminations during the year resulted in a $
23,173
reduction to operating lease liabilities for the year ended December 31, 2020.
The following is a summary of the maturities of our operating lease liabilities as of December 31, 2020:

2021	$228,135
2022	182,214
2023	162,163
2024	145,750
2025	122,384
Thereafter	757,576

Total undiscounted operating lease payments	1,598,222
Less: Imputed interest	(409,007)

Total operating lease liabilities	$1,189,215

During the year ended December 31, 2020, we obtained $19,891 of leased assets in exchange for new financing lease liabilities. We had no financing lease liabilities for the year ended December 31, 2019. Our financing leases have a weighted-average remaining lease term of 6.9 years and a weighted-average discount rate of 3.1%. For the year ended December 31, 2020, amortization expense of $222 was recorded within depreciation and amortization and interest expense of $47 was recorded within interest expense, respectively, on the consolidated statements of income and comprehensive income in relation to these financing lease liabilities.